Capital Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Capital Stock

Note 6 - Capital Stock

The Company filed a certificate of amendment to its certificate of incorporation, which effectuated as of December 8, 2023, a reverse split of the Company’s common stock by a ratio of one-for-300 (the “Reverse Split”). All per share amounts and number of shares in the consolidated financial statements and related notes have been retroactively restated to reflect the Reverse Split.

On October 20, 2022 the Company, following receipt of written approval from stockholders acting without a meeting and holding at least the minimum number of votes that would be necessary to authorize or take such action at a meeting, filed an amendment to its Certificate of Incorporation to (i) change the name of the Company to “American Battery Materials, Inc.” (the “Name Change”); and (ii) increase the total number of authorized shares of the Company’s common stock, par value $0.001 per share, from 600,000,000 to 4,500,000,000 (the “Authorized Share Increase”). The Authorized Share Increase was effective as of October 20, 2022. The Name Change was processed by FINRA and was effective as of May 1, 2023, at which time the Company’s trading symbol was changed to BLTH.

On October 20, 2022, in addition to the Name Change and the Authorized Share Increase, the holder of 63.86% of the issued and outstanding shares of stock of the Company entitled to vote took action by written consent and without a meeting, pursuant to Delaware General Corporate Law Section 228 and adopted and approved the following actions:

1.	Future amendment of the Company’s Certificate of Incorporation to implement a decrease in the authorized shares of the Company’s Common Stock from 4,500,000,000 to a number of not less than 10,000,000 and not more than 2,000,000,000 (the “Authorized Share Reduction”), at any time prior to October 20, 2023 (the “Anniversary Date”), with the Board having the discretion to determine whether or not the Authorized Share Reduction is to be effected, and if effected, the exact number of the Authorized Share Reduction within the above range.

2.	Future amendment of the Company’s Certificate of Incorporation to implement a reverse stock split of the Company’s Common Stock by a ratio of not less than 1-for-10 and not more than 1-for-1,000, (the “Reverse Split”), at any time prior to the Anniversary Date, with the Board having the discretion to determine whether or not the Reverse Split is to be effected and if effected, the exact ratio for the Reverse Split within the above range.

Preferred Stock

The Company has authorization for preferred stock, which could be issued with voting, liquidation, dividend and other rights superior to common stock. As of June 30, 2024 and December 31, 2023, there were 10,000,000 shares of preferred stock authorized, and 0 and 0 shares issued and outstanding, respectively.

Common Stock

The Company has authorized 4,500,000,000 shares of common stock, with 11,674,934 and 11,373,793 shares issued and outstanding at June 30, 2024 and December 31, 2023, respectively.

During the six months ended June 30, 2024, the Company issued 41,391 shares of common stock for services valued at $14,261 and 259,750 shares of common stock for note modification.

During the six months ended June 30, 2023, the Company issued 183,056 shares of common stock for services valued at $373,650; 165,789 shares of common stock upon warrant exercises for an aggregate exercise price of $189,000; and, 22,056 shares of common stock upon cashless warrant exercise.

Note 6 - Capital Stock

The Company filed a certificate of amendment to its certificate of incorporation, which effectuated as of December 8, 2023, a reverse split of the Company’s common stock by a ratio of one-for-300 (the “Reverse Split”). All per share amounts and number of shares in the consolidated financial statements and related notes have been retroactively restated to reflect the Reverse Split.

On October 20, 2022 the Company, following receipt of written approval from stockholders acting without a meeting and holding at least the minimum number of votes that would be necessary to authorize or take such action at a meeting, filed an amendment to its Certificate of Incorporation to (i) change the name of the Company to “American Battery Materials, Inc.” (the “Name Change”); and (ii) increase the total number of authorized shares of the Company’s common stock, par value $0.001 per share, from 600,000,000 to 4,500,000,000 (the “Authorized Share Increase”). The Authorized Share Increase was effective as of October 20, 2022. The Name Change was processed by FINRA and was effective as of May 1, 2023, at which time the Company’s trading symbol was changed to BLTH.

On October 20, 2022, in addition to the Name Change and the Authorized Share Increase, the holder of 63.86% of the issued and outstanding shares of stock of the Company entitled to vote took action by written consent and without a meeting, pursuant to Delaware General Corporate Law Section 228 and adopted and approved the following actions:

1.	Future amendment of the Company’s Certificate of Incorporation to implement a decrease in the authorized shares of the Company’s Common Stock from 4,500,000,000 to a number of not less than 10,000,000 and not more than 2,000,000,000 (the “Authorized Share Reduction”), at any time prior to October 20, 2023 (the “Anniversary Date”), with the Board having the discretion to determine whether or not the Authorized Share Reduction is to be effected and if effected, the exact number of the Authorized Share Reduction within the above range.

2.	Future amendment of the Company’s Certificate of Incorporation to implement a reverse stock split of the Company’s Common Stock by a ratio of not less than 1-for-10 and not more than 1-for-1,000, (the “Reverse Split”), at any time prior to the Anniversary Date, with the Board having the discretion to determine whether or not the Reverse Split is to be effected and if effected, the exact ratio for the Reverse Split within the above range.

Preferred Stock

The Company has authorization for “blank check” preferred stock, which could be issued with voting, liquidation, dividend and other rights superior to common stock. As of December 31, 2023 and December 31, 2022, there were 10,000,000 shares of preferred stock authorized and 0 and 50,000 shares issued and outstanding, respectively.

On August 12, 2022, the Company effected with the Delaware Secretary of State a designation of 50,000 shares of Series A Super Voting Preferred Convertible Stock, having a par value of $0.001 per share and a purchase price of $1.00 per share (the “Series A Preferred”).

The Series A Preferred may vote on any action upon which holders of the Common Stock may vote and they shall vote together as one class with voting rights equal to sixty percent (60%) of all of the issued and outstanding shares of Common Stock of the Company. The Series A Preferred shall automatically convert into shares of Common Stock upon the earlier of either a) the effectiveness of a registration statement under the Securities Act of 1933, or b) Twelve (12) months from the issuance of the Series A Preferred Stock at a ratio equal to the purchase prices per share of the Series A Preferred divided by $0.005.

During the year ended December 31, 2023, the Company converted 50,000 shares of its Series A Preferred stock into 33,333 shares of its common stock.

Common Stock

The Company has authorized 4,500,000,000 shares of common stock, with 11,373,793 and 10,818,522 shares issued and outstanding at December 31, 2023 and December 31, 2022, respectively.

During the year ended December 31, 2023, the Company issued 555,271 shares of its common stock, including 170,509 shares of common stock for services valued at $203,002; 196,491 shares of common stock upon warrant exercises for an aggregate exercise price of $224,000; 55,998 shares of common stock upon cashless warrant exercise; 33,333 shares of common stock upon conversion of 50,000 shares of its Series A Preferred stock, 55,451 shares of common stock for note modification and 43,489 shares of common stock in relation to issuance of promissory and convertible notes.

During the year ended December 31, 2022, the Company issued 9,699,259 shares of its common stock, including 9,560,224 shares upon the conversion of $8,987,027 of convertible notes and accrued interest; 114,035 shares upon warrant exercises for an aggregate exercise price of $130,000; and 25,000 shares for services valued at $51,000 issued pursuant to an Investors Relations Consulting Agreement with a third party dated December 12, 2022.